                                  MAGNA FUNDS

                             LETTER TO SHAREHOLDERS

We are pleased to bring you this Magna Funds Semi-Annual Report for the six months ending February 28, 1999. The Magna Funds are comprised of the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund. Growth in net assets was strong during the period and the funds now exceed $200 million under management.

The financial markets continued to be volatile over the past six months, with the Dow Jones Industrial Average ranging from a low of 7616 on September 10, 1998, to a high of 9643 on January 8, 1999, an increase of over 2000 points! This volatility makes for spectacular growth opportunities but also enforces the notion of a disciplined and long-term approach to achieving your financial goals.

On the following pages, you will find a discussion of each fund's performance, portfolio composition and short-term forecast. We encourage you to read the report, and thank you for your investment in the Magna Funds.

Sincerely,

/s/ Walter B. Grimm

Walter B. Grimm
President

                           MAGNA GROWTH & INCOME FUND

                            PORTFOLIO MANAGER REPORT

       COMMENTS FROM DISCUSSIONS WITH GARY J. GUTHRIE, PORTFOLIO MANAGER.

HOW HAS THE FUND PERFORMED
OVER THE PAST SIX-MONTH AND
ONE YEAR PERIODS?            The fund has a total return of 25.56%(1) and
                             19.27%(1), exclusive of sales load for the six months and one year ended February 28, 1999, respectively. This compares with the S&P 500 Index returns of 30.27% and 19.76%. The average growth and income fund tracked by Lipper Analytical returned 19.90% and 5.30% for the same six months and one year periods.

WHAT IS THE COMPOSITION OF
THE PORTFOLIO AT THIS TIME?  The fund is currently invested in 77 companies, which represent 31 industries. We are broadly diversified with the single largest equity holding at 3.7% of the portfolio while the ten largest positions represent 25.8%(2) of the portfolio as of February 28, 1999.

WHAT COMMENTS DO YOU HAVE
ON THE MARKET AND FUND
PERFORMANCE?                 The market rebounded sharply following the
                             correction with help from Federal Reserve rate cuts. Internet mania swept the markets as speculation increased volatility in related issues.
                             The markets focus on large cap companies bolstered fund performance. Dell, Microsoft, Cisco and Intel led the fund and the market on a roller coaster ride.

WHAT IS YOUR OUTLOOK FOR
THE NEXT SIX MONTHS?         The Fed's Greenspan has questioned the previous
                             rate cuts while the economy has continued to show strength with little or no inflationary pressures.
                             The Dow rose sharply after month-end as interest rates eased. Earnings in early 1999 continue to surprise on the upside versus the cautionary projections last fall. Growth will likely moderate and continue, barring any exogenous shocks.

---------------

(1) With a maximum sales charge of 4.00%, the total return for the six-month period would have been 20.52%, and 14.53% for the one year return.

(2) The composition of the Fund's holdings is subject to change.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND

                            PORTFOLIO MANAGER REPORT

      COMMENTS FROM A CONVERSATION WITH L. CLARK ZEDRIC, PORTFOLIO MANAGER.

HOW HAS THE FUND PERFORMED
OVER THE PAST SIX-MONTH AND
ONE YEAR PERIODS?            The fund provided a total return of 0.48%(1)
                             exclusive of sales loads, for the six-month period and a total return of 4.90%(1) exclusive of sales loads, for the one year period ended February 28, 1999. In comparison, the Lipper Intermediate
                             Government Bond Fund Index returned 0.89% and 5.49% for the same six-month and one year periods.

DURING THIS TIME, HOW WERE
YOU ABLE TO MAINTAIN A
HIGH-QUALITY PORTFOLIO AND
A RELATIVELY GENEROUS
COUPON RATE?                 Interest rates had fallen dramatically to roughly
                             4.75% on the 30-year U.S. Treasury Notes, then increased to 5.65% . Currently the rate is vacillating between 5.40% and 5.60% on the long
                             30-year U.S. Treasury Note. 62.7% of the portfolio was invested in Federal Agency Bonds and U.S.
                             Treasury Notes as of February 28, 1999 -- with the remainder in high quality corporate paper and cash.
                             The Fund's average credit quality was AAA; the Fund owns nothing below an A rating. As of February 28, 1999 the average portfolio coupon rate(2) was 6.88%.*

HOW HAVE YOU POSITIONED THE
FUND FOR THE COMING YEAR?    An essential part of our strategy is to maintain "a
                             ladder" within our port-folio, holding bonds with different maturities. This allows us to take advantage of anticipated changes in the bond market and ensures that we will have a portion of our bonds maturing every year. "Laddering" maturities means that as we buy new bonds, we might shorten our ladder to five or six year maturities, or extend to 8 or 12 year maturities. Lately, we have been investing in 12 or 15 year maturities, to increase our ladder. This move reflects our belief that interest rates, at least for the remainder of the year, will remain stable or decline.

---------------

(1) With a maximum sales charge of 4.00%, the total return for the six-month period would have been (3.53)%, and 0.74% for the one year return.

(2) The interest rate stated on the face of a bond represents the percentage of interest to be paid by the issuer on the face value of the bond.

* The composition of the Fund's holdings is subject to change.

                           MAGNA GROWTH & INCOME FUND
                            COMPARATIVE TOTAL RETURN
                    FOR THE PERIODS ENDED FEBRUARY 28, 1999

                                                                                 ANNUALIZED
                                                      SIX MONTHS   ONE YEAR   SINCE INCEPTION*
                                                      ----------   --------   ----------------
Magna Growth & Income Fund:
     Without sales charge...........................     25.6%       19.3%          23.6%
     With 4% sales charge...........................     20.5        14.5           22.5
Lipper Growth & Income Fund Index...................     19.9         5.3           18.7
S&P 500 Index.......................................     30.3        19.8           26.3
Consumer Price Index (CPI)..........................      0.6         1.6            2.2

---------------

* The Fund commenced operations on September 1, 1994.

Past performance is not predictive of future results. Investment returns and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's total return figures reflect fund expenses and portfolio transactions costs, and assume the reinvestment of income, dividends and capital gains distributions. The Lipper Growth & Income Fund Index is composed of thirty funds. The S&P 500 is a broad-based, widely recognized unmanaged index of 500 common stocks. The total return figures for the indices do not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in these indices. It is generally not possible to invest in an index. The CPI is a measure of changes in consumer prices, as determined by a monthly survey of U.S. Bureau of Labor Statistics.

LARGEST STOCK HOLDINGS                                        PORTFOLIO
   FEBRUARY 28, 1999                                              %
----------------------                                        ---------
Dell Computer Corp..........................................     3.7
Microsoft Corp..............................................     3.5
Pfizer, Inc.................................................     2.7
General Electric Co.........................................     2.7
Sun Microsystems, Inc.......................................     2.6
Cisco Systems, Inc..........................................     2.5
Warner-Lambert Co...........................................     2.1
Time Warner, Inc............................................     2.1
Computer Sciences Corp......................................     2.0
Lucent Technologies, Inc....................................     1.9

Portfolio composition is subject to change.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            COMPARATIVE TOTAL RETURN
                    FOR THE PERIODS ENDED FEBRUARY 28, 1999

                                                                                 ANNUALIZED
                                                      SIX MONTHS   ONE YEAR   SINCE INCEPTION*
                                                      ----------   --------   ----------------
Magna Intermediate Government Bond Fund:
     Without sales charge...........................      0.5%        4.9%           6.5%
     With 4% sales charge...........................     (3.5)        0.7            5.6
Lipper Intermediate Government Bond Index:..........      0.9         5.5            7.1

---------------

* The Fund commenced operations on September 1, 1994.

Past performance is not predictive of future results. Investment returns and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's total return figures reflect fund expenses and portfolio transactions costs, and assume the reinvestment of income, dividends and capital gains distributions. Lipper Intermediate Government Bond Index is composed of thirty funds. The total return figures for the index do not reflect any commissions or expenses that would be incurred if any investor individually purchased or sold the securities represented in this index. It is generally not possible to invest in an index.

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (86.4%):
  AEROSPACE/DEFENSE -- (1.2%):
     Lockheed Martin Corporation............................      40,000    $  1,507,500
                                                                            ------------
  AIR TRAVEL -- (0.9%):
     Delta Air Lines, Incorporated..........................      20,000       1,216,250
                                                                            ------------
  ALUMINUM -- (0.6%):
     Aluminum Company of America, Incorporated..............      20,000         810,000
                                                                            ------------
  AUTOMOBILES & TRUCKS -- (2.7%):
     Daimlerchrysler AG.....................................      18,705       1,757,101
     Ford Motor Company.....................................      30,000       1,779,375
                                                                            ------------
                                                                               3,536,476
                                                                            ------------
  BREWERY -- (1.5%):
     Anheuser-Busch Companies, Incorporated.................      25,000       1,917,188
                                                                            ------------
  CHEMICALS -- (2.8%):
     DuPont (EI) de Nemours & Company.......................      40,000       2,052,500
     Monsanto Company.......................................      35,000       1,594,688
                                                                            ------------
                                                                               3,647,188
                                                                            ------------
  CLOTHING -- (1.3%):
     TJX Companies, Incorporated............................      60,000       1,713,750
                                                                            ------------
  COMPUTER SOFTWARE -- (5.5%):
     Computer Sciences Corporation..........................      40,000       2,665,000
     Microsoft Corporation*.................................      30,400       4,563,800
                                                                            ------------
                                                                               7,228,800
                                                                            ------------
  COMPUTERS & BUSINESS EQUIPMENT -- (11.9%):
     Cisco Systems, Incorporated*...........................      33,750       3,301,172
     Compaq Computer Corporation............................      46,000       1,621,500
     Dell Computer Corporation*.............................      60,000       4,807,499
     Gateway 2000, Incorporated.............................      15,000       1,090,313
     Hewlett-Packard Company................................      20,000       1,328,750
     Sun Microsystems, Incorporated*........................      35,000       3,405,937
                                                                            ------------
                                                                              15,555,171
                                                                            ------------
  DIVERSIFIED OPERATIONS -- (2.7%):
     General Electric Company...............................      35,000       3,510,938
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED):
  DRUGS & HEALTHCARE -- (14.3%):
     Amgen, Incorporated....................................      20,000    $  2,497,500
     Bristol-Myers Squibb Company...........................      20,000       2,518,750
     Cardinal Health, Incorporated..........................      15,000       1,082,813
     Johnson & Johnson......................................      20,000       1,707,500
     Lilly (Eli) & Company..................................      19,000       1,799,063
     Merck & Company, Incorporated..........................      20,200       1,651,350
     Pfizer, Incorporated...................................      27,000       3,562,312
     Tenet Healthcare Corporation*..........................      50,000         984,375
     Warner-Lambert Company.................................      40,000       2,762,499
                                                                            ------------
                                                                              18,566,162
                                                                            ------------
  ELECTRONIC COMPONENTS -- (1.4%):
     Intel Corporation......................................      15,000       1,799,063
                                                                            ------------
  ENTERTAINMENT -- (0.8%):
     Walt Disney Company....................................      30,000       1,055,625
                                                                            ------------
  FINANCE & BANKING -- (6.3%):
     Bank One Corporation...................................      13,200         709,500
     BankAmerica Corporation................................      10,000         653,125
     Chase Manhattan Corporation............................      30,000       2,388,749
     First Union Corporation................................      25,000       1,332,812
     Mellon Bank Corporation................................      18,300       1,237,538
     Southtrust Corporation.................................      20,000         801,250
     SunTrust Banks, Incorporated...........................       5,000         339,688
     Wells Fargo Company....................................      20,000         735,000
                                                                            ------------
                                                                               8,197,662
                                                                            ------------
  FINANCIAL SERVICES -- (2.1%):
     Citigroup, Incorporated................................       5,000         293,750
     Fannie Mae.............................................      20,000       1,400,000
     Hartford Financial Services Group......................      20,000       1,081,250
                                                                            ------------
                                                                               2,775,000
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED):
  FOOD & BEVERAGES -- (2.6%):
     Coca-Cola Company......................................      16,000    $  1,023,000
     PepsiCo, Incorporated..................................      10,600         398,825
     Sara Lee Corporation...................................      70,000       1,903,125
                                                                            ------------
                                                                               3,324,950
                                                                            ------------
  HOUSEHOLD PRODUCTS -- (3.2%):
     Dial Corporation.......................................      75,000       2,189,063
     Procter & Gamble Company...............................      22,000       1,969,000
                                                                            ------------
                                                                               4,158,063
                                                                            ------------
  INSURANCE -- (2.3%):
     Allstate Corporation...................................      45,000       1,687,500
     Conseco, Incorporated..................................      45,000       1,347,188
                                                                            ------------
                                                                               3,034,688
                                                                            ------------
  INTERNATIONAL OIL -- (4.2%):
     Exxon Corporation......................................      30,000       1,996,875
     Mobil Corporation......................................      30,200       2,512,263
     Texaco, Incorporated...................................      22,000       1,024,375
                                                                            ------------
                                                                               5,533,513
                                                                            ------------
  MEDICAL INSTRUMENTS -- (1.6%):
     Medtronic, Incorporated................................      30,000       2,118,750
                                                                            ------------
  MULTIMEDIA -- (2.1%):
     Time Warner, Incorporated..............................      41,600       2,683,200
                                                                            ------------
  OIL & GAS -- (1.1%):
     Atlantic Richfield Company.............................      20,000       1,092,500
     Ultramar Diamond Shamrock Corporation..................      15,000         296,250
                                                                            ------------
                                                                               1,388,750
                                                                            ------------
  PAPER -- (0.7%):
     Kimberly-Clark Corporation.............................      20,000         945,000
                                                                            ------------
  RAILROADS -- (0.6%):
     Burlington Northern Santa Fe Corporation...............      23,800         788,375
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED):
  RESTAURANTS -- (1.0%):
     McDonald's Corporation.................................      14,700    $  1,249,500
                                                                            ------------
  TELECOMMUNICATIONS -- (8.7%):
     GTE Corporation........................................      29,500       1,913,813
     Lucent Technologies, Incorporated......................      25,000       2,539,062
     MCI Worldcom, Incorporated.............................      25,000       2,062,499
     SBC Communications, Incorporated.......................      29,200       1,543,950
     Sprint Corporation (PCS)...............................       5,000         160,000
     Sprint Corporation*....................................      10,000         858,125
     Tellabs, Incorporated..................................      10,000         800,625
     U S West, Incorporated.................................      26,500       1,412,781
                                                                            ------------
                                                                              11,290,855
                                                                            ------------
  TOBACCO -- (0.9%):
     Philip Morris Companies, Incorporated..................      30,000       1,173,750
                                                                            ------------
  UTILITIES -- (1.4%):
     GPU, Incorporated......................................      25,000         996,875
     New Century Energies, Incorporated.....................      20,000         811,250
                                                                            ------------
                                                                               1,808,125
                                                                            ------------
TOTAL COMMON STOCKS -- (Cost $64,295,304)...................                 112,534,292
                                                                            ------------
PREFERRED STOCKS -- (6.3%):
  BANKING -- (0.6%):
     Harris Preferred Capital, Series A.....................      30,000         763,125
                                                                            ------------
  FINANCIAL SERVICES -- (2.4%):
     AT & T Capital Corporation.............................      40,000       1,027,500
     MediaOne Financial Trust...............................      40,000       1,035,000
     Merrill Lynch Capital Trust............................      40,000       1,015,000
                                                                            ------------
                                                                               3,077,500
                                                                            ------------
  INSURANCE -- (1.2%):
     Aetna Services, Incorporated...........................      10,000         708,125
     Allstate Corporation...................................      35,000         888,125
                                                                            ------------
                                                                               1,596,250
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
PREFERRED STOCKS -- (CONTINUED):
  OIL & GAS -- (0.4%):
     UDS Capital, Series I..................................      20,000    $    503,750
                                                                            ------------
  TELECOMMUNICATIONS -- (0.7%):
     Motorola Capital Trust.................................      40,000         962,480
                                                                            ------------
  UTILITIES -- (1.0%):
     Duke Energy Capital Trust..............................      30,000         763,125
     KCPL Financing, Series I...............................      20,000         525,000
                                                                            ------------
                                                                               1,288,125
                                                                            ------------
TOTAL PREFERRED STOCKS -- (Cost $8,083,100).................                   8,191,230
                                                                            ------------
SHORT TERM INVESTMENTS -- (6.8%):
  REPURCHASE AGREEMENT -- (2.2%):
     Fifth Third Bank
       4.28%, dated 2/26/99 and maturing 3/1/99
        (Collateralized by $2,921,000 Freddie Mac, 6.00%,
        9/1/13, Market Value -- $2,921,000).................   2,863,288       2,863,288
                                                                            ------------
  UNITED STATES TREASURY NOTES -- (4.6%):
     6.25%, 5/31/1999.......................................   2,000,000       2,006,880
     6.00%, 8/15/1999.......................................   2,000,000       2,010,320
     5.50%, 3/31/2000.......................................   2,000,000       2,009,060
                                                                            ------------
                                                                               6,026,260
                                                                            ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $8,894,853)...........                   8,889,548
                                                                            ------------
TOTAL INVESTMENTS -- (Cost $81,273,257) -- 99.5%............                 129,615,070
CASH, RECEIVABLES AND OTHER ASSETS,
  LESS LIABILITIES -- 0.5%..................................                     688,236
                                                                            ------------
NET ASSETS -- 100.0%........................................                $130,303,306
                                                                            ============

---------------

Percentages indicated are based on net assets of $130,303,306.

* Represents non-income producing securities.

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
CORPORATE BONDS -- (32.5%):
  FINANCE & BANKING -- (13.4%):
     Bear Stearns Companies, Incorporated
       7.00%, 3/1/2007......................................  $1,000,000    $ 1,015,980
     Ford Capital BV
       9.38%, 5/15/2001.....................................     380,000        407,105
     Merrill Lynch & Company, Incorporated
       8.00%, 2/1/2002......................................     325,000        342,898
       8.30%, 11/1/2002.....................................     460,000        494,532
       8.00%, 6/1/2007......................................     500,000        550,050
                                                                            -----------
                                                                              1,387,480
                                                                            -----------
     Morgan Stanley Group, Incorporated
       8.10%, 6/24/2002.....................................     460,000        487,853
     National City Bank of Kentucky
       6.30%, 2/15/2011, OID................................   1,000,000        987,750
     Nationsbank Corporation
       6.38%, 2/15/2008.....................................   1,000,000      1,001,780
       6.60%, 5/15/2010.....................................   1,000,000      1,011,870
       7.04%, 8/15/2012.....................................     500,000        510,345
                                                                            -----------
                                                                              2,523,995
                                                                            -----------
     Norwest Financial, Incorporated
       7.20%, 5/1/2007......................................   1,000,000      1,063,449
     St. Paul Companies, Incorporated
       7.29%, 8/28/2007.....................................     500,000        535,495
     Swiss Bank of New York
       7.00%, 10/15/2015....................................   1,000,000      1,010,585
     Wachovia Corporation
       6.38%, 2/1/2009......................................   1,000,000      1,009,830
                                                                            -----------
                                                                             10,429,522
                                                                            -----------
  FINANCIAL SERVICES -- (1.3%):
     General Motors Acceptance Corporation
       6.13%, 11/15/2008....................................   1,000,000        987,858
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
<->CORPORATE BONDS -- (CONTINUED):
  INDUSTRIALS -- (9.2%):
     Dupont Corporation
       8.13%, 3/15/2004.....................................  $  265,000    $   291,391
     Ford Motor Company
       9.00%, 9/15/2001.....................................     280,000        300,591
       9.50%, 9/15/2011.....................................     230,000        288,717
                                                                            -----------
                                                                                589,308
                                                                            -----------
     J.C. Penney Company
       Series A, 6.88%, 10/15/2015..........................   1,500,000      1,429,112
     Kimberly-Clark Corporation
       8.63%, 5/1/2001......................................     280,000        296,794
     Lilly Eli & Company
       8.13%, 12/1/2001.....................................     500,000        531,905
     Loews Corporation
       6.75%, 12/15/2006....................................     500,000        485,060
     Monsanto Company
       8.75%, 5/15/2001.....................................     200,000        210,936
     Philip Morris Companies, Incorporated
       8.75%, 6/1/2001......................................     250,000        264,110
       7.50%, 1/15/2002.....................................     360,000        372,924
       7.25%, 1/15/2003.....................................     700,000        724,332
                                                                            -----------
                                                                              1,361,366
                                                                            -----------
     R.R. Donnelley & Sons Company
       7.00%, 1/1/2003......................................     700,000        722,694
     Rockwell International Corporation
       8.38%, 2/15/2001.....................................     280,000        294,308
     Texaco Capital, Incorporated
       9.00%, 12/15/1999....................................     340,000        349,459
     Wal-Mart Stores, Incorporated
       8.63%, 4/1/2001......................................     430,000        455,680
     Weyerhaeuser Company
       8.94%, 4/9/2001......................................     100,000        105,950
                                                                            -----------
                                                                              7,123,963
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
<->CORPORATE BONDS -- (CONTINUED):
  TRANSPORTATION -- (0.3%):
     Norfolk & Southern Railway Company
       7.75%, 8/15/2005.....................................  $  225,000    $   238,469
                                                                            -----------
  UTILITIES -- (8.3%):
     Alabama Power
       5.38%, 10/1/2008.....................................   1,000,000        951,324
     AT&T Corporation
       7.13%, 1/15/2002.....................................     960,000        994,301
     Carolina Telephone & Telegraph Company
       7.25%, 12/15/2004....................................   1,000,000      1,038,700
     General Electric Company
       7.73%, 2/13/2002.....................................     400,000        420,400
     National Rural Utilities
       7.30%, 9/15/2006.....................................   1,000,000      1,072,390
       7.20%, 10/1/2015.....................................     450,000        479,124
                                                                            -----------
                                                                              1,551,514
                                                                            -----------
     Northern Telecom, Limited
       8.75%, 6/12/2001.....................................     430,000        453,048
     Pacific Bell
       7.25%, 7/1/2002......................................   1,000,000      1,044,290
                                                                            -----------
                                                                              6,453,577
                                                                            -----------
TOTAL CORPORATE BONDS -- (Cost $24,665,555).................                $25,233,389
                                                                            -----------
GOVERNMENT AND AGENCY BONDS -- (62.7%):
  FEDERAL AGENCIES -- (56.2%):
     Fannie Mae
       7.00%, 7/1/1999......................................     292,575        292,858
       8.55%, 8/30/1999.....................................     360,000        365,792
       7.85%, 9/10/2004.....................................     500,000        506,560
       8.33%, 2/8/2005......................................   1,000,000      1,026,870
       7.65%, 3/10/2005.....................................     500,000        546,560
       8.00%, 6/21/2006.....................................   1,000,000      1,007,810
       6.83%, 10/10/2007....................................     500,000        500,935
       6.58%, 12/17/2007....................................   1,000,000      1,008,440
       6.14%, 9/2/2008......................................   1,000,000        987,340
       6.00%, 12/18/2008....................................   1,000,000        971,090

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED):
  FEDERAL AGENCIES -- (CONTINUED):
       6.03%, 2/2/2009......................................  $1,000,000    $   965,780
       7.00%, 12/5/2011.....................................   1,000,000      1,020,890
       7.00%, 8/14/2012.....................................   1,500,000      1,511,715
       7.00%, 8/27/2012.....................................   1,500,000      1,539,135
       7.00%, 10/29/2012....................................     500,000        504,140
       6.26%, 11/26/2012....................................   1,000,000      1,014,286
       6.25%, 2/18/2014.....................................   2,000,000      1,938,441
       7.00%, 12/12/2016....................................   1,000,000        999,920
       6.75%, 8/25/2021.....................................     920,000        925,170
       7.05%, 4/25/2022.....................................     925,000        933,667
       6.75%, 3/25/2023.....................................     625,769        623,810
                                                                            -----------
                                                                             19,191,209
                                                                            -----------
     Federal Farm Credit Bank
       6.20%, 11/30/2009....................................   1,000,000      1,016,250
       6.01%, 6/16/2010.....................................   2,000,000      1,978,440
       6.13%, 1/22/2013.....................................   1,000,000        988,910
       6.27%, 1/26/2016.....................................   1,000,000      1,034,840
                                                                            -----------
                                                                              5,018,440
                                                                            -----------
     Federal Home Loan Bank
       8.45%, 7/26/1999.....................................     150,000        152,133
       7.59%, 2/10/2000.....................................   1,000,000      1,021,090
       5.26%, 10/26/2004....................................     500,000        482,345
       8.06%, 3/10/2005.....................................     500,000        512,810
       7.33%, 5/30/2007.....................................   1,000,000      1,019,690
       6.03%, 4/8/2008......................................     500,000        501,095
       6.12%, 8/26/2008.....................................     500,000        493,435
       5.66%, 12/18/2008....................................     500,000        480,000
       7.01%, 12/4/2012.....................................   1,000,000        993,120
       6.13%, 1/9/2013......................................   2,000,000      1,996,560
       6.73%, 9/17/2013.....................................   1,000,000        975,470
       5.83%, 9/30/2013.....................................   1,000,000        966,560
       6.10%, 2/19/2014.....................................   1,000,000        951,410
                                                                            -----------
                                                                             10,545,718
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED):
  FEDERAL AGENCIES -- (CONTINUED):
     Freddie Mac
       7.90%, 9/19/2001.....................................  $  280,000    $   295,837
       7.50%, 1/1/2007......................................      15,427         15,738
       6.50%, 5/1/2008......................................      71,841         72,438
       6.14%, 2/15/2011.....................................   1,000,000        999,370
       6.77%, 3/21/2011.....................................   1,000,000      1,068,440
       6.71%, 12/5/2011.....................................   2,000,000      2,060,000
       7.27%, 2/6/2012......................................   1,000,000      1,070,470
       7.49%, 4/16/2012.....................................   1,000,000      1,087,660
       7.09%, 11/22/2016....................................     500,000        519,220
       7.00%, 1/15/2023.....................................   1,000,000      1,007,500
       7.00%, 12/15/2023....................................     546,000        548,386
       6.50%, 2/15/2024.....................................     147,844        147,705
                                                                            -----------
                                                                              8,892,764
                                                                            -----------
                                                                             43,648,131
                                                                            -----------
U.S. GOVERNMENT SECURITIES -- (6.5%):
     Tennessee Valley Authority
       6.00%, 3/15/2013.....................................   3,000,000      2,970,930
                                                                            -----------
     United States Treasury Notes
       5.88%, 3/31/1999.....................................     380,000        380,361
       7.00%, 4/15/1999.....................................   1,000,000      1,002,707
       6.00%, 10/15/1999....................................     690,000        694,637
                                                                            -----------
                                                                              2,077,705
                                                                            -----------
                                                                              5,048,635
                                                                            -----------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $48,297,139).....                 48,696,766
                                                                            -----------
SHORT TERM INVESTMENTS -- (5.2%):
  REPURCHASE AGREEMENT -- (5.2%):
     Fifth Third Bank
       4.28%, dated 2/26/99 and maturing 3/1/99
        (Collateralized by $4,108,000 Freddie Mac, 6.00%,
        9/1/13, Market Value -- $4,108,000).................   4,027,446      4,027,446
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost $4,027,446)...........                $ 4,027,446
                                                                            -----------
TOTAL INVESTMENTS -- (Cost $76,990,140) -- 100.4%...........                 77,957,601
CASH, RECEIVABLES AND OTHER ASSETS,
  LESS LIABILITIES  -- (0.4)%...............................                   (274,834)
                                                                            -----------
NET ASSETS -- 100.0%........................................                $77,682,767
                                                                            ===========

---------------

Percentages indicated are based on net assets of $77,682,767.

OID -- Original Issue Discount.

                       See notes to financial statements.

                                  MAGNA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                GROWTH &      INTERMEDIATE
                                                                 INCOME        GOVERNMENT
                                                                  FUND         BOND FUND
                                                              ------------    ------------
ASSETS:
Investments in securities, at value (cost $78,409,969 and
  $72,962,694, respectively)................................  $126,751,782    $73,930,155
Repurchase agreements, at cost (cost $2,863,288 and
  $4,027,446, respectively).................................     2,863,288      4,027,446
                                                              ------------    -----------
  TOTAL INVESTMENTS.........................................   129,615,070     77,957,601
                                                              ------------    -----------
Receivable for investment securities sold...................       500,000            354
Income and other receivable.................................       290,232      1,158,321
Deferred organization costs.................................         5,316         10,489
Prepaid expenses and other assets...........................         5,547          6,642
                                                              ------------    -----------
  TOTAL ASSETS..............................................   130,416,165     79,133,407
                                                              ------------    -----------
LIABILITIES:
Payable for investment securities purchased.................            --      1,039,289
Distributions payable.......................................            --        338,310
Accrued expenses:
  Advisory fees.............................................        50,450         23,956
  Administration fees.......................................         3,608          2,129
  Professional fees.........................................        32,338         28,694
  Transfer agent fees.......................................         2,297          2,016
  Printing costs............................................        15,247         11,007
  Other.....................................................         8,919          5,239
                                                              ------------    -----------
  TOTAL LIABILITIES.........................................       112,859      1,450,640
                                                              ------------    -----------
NET ASSETS..................................................  $130,303,306    $77,682,767
                                                              ============    ===========
COMPOSITION OF NET ASSETS
Paid-in capital.............................................  $ 81,095,184    $76,830,582
Accumulated undistributed (distributions in excess of) net
  investment income.........................................       232,876         (1,162)
Accumulated net realized gains (losses) on investment
  transactions..............................................       633,433       (114,114)
Net unrealized appreciation (depreciation) from
  investments...............................................    48,341,813        967,461
                                                              ------------    -----------
NET ASSETS..................................................  $130,303,306    $77,682,767
                                                              ============    ===========
Shares of beneficial interest outstanding, no par value.....     4,547,487      6,110,229
                                                              ============    ===========
Net asset value and redemption price per share..............  $      28.65    $     12.71
                                                              ============    ===========
Maximum Sales Charge........................................          4.00%          4.00%
                                                              ============    ===========
Maximum Offering Price (100%/ (100%-Maximum Sales Charge) of
  net asset value adjusted to nearest cent) per share.......  $      29.84    $     13.24
                                                              ============    ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               GROWTH &      INTERMEDIATE
                                                                INCOME        GOVERNMENT
                                                                 FUND         BOND FUND
                                                              -----------    ------------
INVESTMENT INCOME:
Interest income.............................................  $   293,247     $2,387,934
Dividend income.............................................      844,968             --
                                                              -----------     ----------
  TOTAL INCOME..............................................    1,138,215      2,387,934
                                                              -----------     ----------
EXPENSES:
Advisory fees (Note 3)......................................      437,504        186,920
Administration fees (Note 3)................................      116,568         74,769
12b-1 fees (Note 3).........................................      145,835         93,460
Fund accounting fees (Note 3)...............................       20,259         25,391
Custodian fees..............................................        4,499          2,939
Transfer agent fees (Note 3)................................       22,110         13,278
Amortization of organization costs..........................        5,209         10,244
Other.......................................................       59,426         41,442
                                                              -----------     ----------
  TOTAL EXPENSES............................................      811,410        448,443
  Less: Expenses voluntarily reduced/waived.................     (291,670)      (130,844)
                                                              -----------     ----------
  Net Expenses..............................................      519,740        317,599
                                                              -----------     ----------
NET INVESTMENT INCOME.......................................      618,475      2,070,335
                                                              -----------     ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENT
  TRANSACTIONS:
  Realized gains (losses) on investment transactions........      633,433         44,512
  Net change in unrealized appreciation (depreciation) from
     investments............................................   22,970,970     (1,792,576)
                                                              -----------     ----------
  Net realized and unrealized gains (losses) on Investment
     Transactions...........................................   23,604,403     (1,748,064)
                                                              -----------     ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $24,222,878     $  322,271
                                                              ===========     ==========

                       See notes to financial statements.

                                  MAGNA FUNDS
                              GROWTH & INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               FOR THE SIX        YEAR ENDED
                                                              MONTHS ENDED        AUGUST 31,
                                                            FEBRUARY 28, 1999        1998
                                                            -----------------    ------------
                                                               (UNAUDITED)
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)..............................    $    618,475       $    760,796
Net realized gains (losses) on investment transactions....         633,433          3,524,168
Net change in unrealized appreciation (depreciation) from
  investments.............................................      22,970,970          2,381,549
                                                              ------------       ------------
Change in net assets resulting from operations............      24,222,878          6,666,513
                                                              ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................        (522,656)          (812,222)
Net realized gains........................................      (2,809,929)        (1,369,723)
                                                              ------------       ------------
Change in net assets from shareholder distributions.......      (3,332,585)        (2,181,945)
                                                              ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares..............................      41,149,513         10,354,580
Shares issued in reinvestment of distributions............       2,120,947          1,697,386
Payments for shares redeemed..............................      (7,988,438)       (12,682,030)
                                                              ------------       ------------
Change in net assets from fund share transactions.........      35,282,022           (630,064)
                                                              ------------       ------------
NET INCREASE IN NET ASSETS................................      56,172,315          3,854,504
                                                              ------------       ------------
NET ASSETS:
Beginning of period.......................................      74,130,991         70,276,487
                                                              ------------       ------------
End of period.............................................    $130,303,306       $ 74,130,991
                                                              ============       ============
SHARE TRANSACTIONS:
Issued....................................................       1,601,864            422,534
Reinvested................................................          76,291             72,896
Redeemed..................................................        (290,577)          (503,629)
                                                              ------------       ------------
Change in shares..........................................       1,387,578             (8,199)
                                                              ============       ============

                       See notes to financial statements.

                                  MAGNA FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             FOR THE SIX
                                                            MONTHS ENDED         YEAR ENDED
                                                          FEBRUARY 28, 1999    AUGUST 31, 1998
                                                          -----------------    ---------------
                                                             (UNAUDITED)
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)............................     $ 2,070,335         $ 4,001,009
Net realized gains (losses) on investment
  transactions..........................................          44,512              98,469
Net change in unrealized appreciation (depreciation)
  from investments......................................      (1,792,576)          1,969,499
                                                             -----------         -----------
Change in net assets resulting from operations..........         322,271           6,068,977
                                                             -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................      (2,070,345)         (4,001,009)
In excess of net investment income......................              --                  --
                                                             -----------         -----------
Change in net assets from shareholder distributions.....      (2,070,345)         (4,001,009)
                                                             -----------         -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares............................      10,487,192          15,220,676
Shares issued in reinvestment of distributions..........         315,199             674,015
Payments for shares redeemed............................      (3,985,769)         (9,807,364)
                                                             -----------         -----------
Change in net assets from fund share transactions.......       6,816,622           6,087,327
                                                             -----------         -----------
NET INCREASE IN NET ASSETS..............................       5,068,548           8,155,295
                                                             -----------         -----------
NET ASSETS:
Beginning of period.....................................      72,614,219          64,458,924
                                                             -----------         -----------
End of period...........................................     $77,682,767         $72,614,219
                                                             ===========         ===========
SHARE TRANSACTIONS:
Issued..................................................         805,318           1,188,041
Reinvested..............................................          24,055              52,724
Redeemed................................................        (306,020)           (765,780)
                                                             -----------         -----------
Change in shares........................................         523,353             474,985
                                                             ===========         ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION AND FUND DESCRIPTION

Magna Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on April 28, 1994, and is authorized to issue an unlimited number of shares of beneficial interest in multiple series. Two series commenced investment operations on September 1, 1994, the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund (the "Funds").

The investment objective of the Magna Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The investment objective of the Magna Intermediate Government Bond Fund is to achieve current income consistent with preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon time and price which, in the case of the Funds' transactions, is usually within seven days. The total amount received by the Funds on repurchase agreements is calculated to exceed the price paid by the Funds, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and will not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities. Repurchase agreements will be fully collateralized at all times. However, to the extent that the proceeds from any sale upon default in the obligation to repurchase is less than the repurchase price, the Funds would suffer a loss. Also, the Funds might incur costs and encounter delays in liquidating collateral.

Deferred Organizational Expenses: The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying shares for distribution under Federal and State securities regulations. All such costs are amortized using the straight-line method over a period of five years from the dates each Fund commenced operations: September 1, 1994, for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund.

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

Dividends and Distributions to Shareholders: The Magna Intermediate Government Bond Fund declares dividends from net investment income daily and makes payments monthly. The Magna Growth & Income Fund declares and pays dividends from net investment income quarterly. Each Fund also distributes all of its net capital gains, if any, on an annual basis, normally in December. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

Estimates: The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Union Planters Bank, N.A. ("UPC"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. This fee is 0.75% for the Magna Growth & Income Fund, and 0.50% for the Magna Intermediate Government Bond Fund. UPC has voluntarily agreed to reduce its fees with respect to the Magna Growth & Income Fund to 0.50% and with respect to the Magna Intermediate Government Bond Fund to 0.40% of daily net assets through August 31, 1999. This voluntary reduction has been in effect since September 1, 1995. For the six months ended February 28, 1999, UPC voluntarily waived investment advisory fees of $145,835 and $37,384 for the Magna Growth & Income Fund and Magna Intermediate Government Bond Fund, respectively.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers of the Trust are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.

The Trust has entered into an Administration Service Agreement with BISYS, who provides management and administrative services to the Funds pursuant to this agreement. The Trust pays BISYS a fee for its services to each Fund under the Administration Service Agreement at the annual rate of 0.20% of the Trust's average net

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

assets. For the six months ended February 28, 1999, BISYS earned $116,568 from the Magna Growth & Income Fund, and $74,769 from the Magna Intermediate Government Bond Fund.

Each Fund has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The purpose of each plan is to compensate the Funds' Distributor for expenses borne in connection with the provision of personal services provided to investors and/or maintenance of shareholder accounts, at an annual rate not to exceed 0.25% of each Fund's average daily net assets. For the six months ended February 28, 1999, BISYS (the "Distributor") voluntarily waived the entire 0.25% for each Fund, amounting to $145,835 and $93,460 of service fees for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively.

BISYS is entitled to receive commissions on sales of shares of the Funds for the six months ended February 28, 1999. BISYS received $998 of commissions on sales of shares of the Funds, of which $823 was allowed to affiliated broker/dealers of the Funds.

BISYS also serves the Funds as Transfer Agent. For the six months ended February 28, 1999, BISYS received Transfer Agent fees of $22,110 and $13,278 from the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively.

As Fund Accountant for the six months ended February 28, 1999, BISYS received Fund Accounting fees of $20,259 and $25,391 from the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively.

Each of the Trust's Trustees who are not affiliated with UPC receives an annual fee of $5,000 plus $500 for each meeting attended. Total fees paid to Trustees for the six months ended February 28, 1999 were $23,500.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund for the six months ended February 28, 1999 were as follows:

                                                               PURCHASES       SALES
                                                              -----------    ----------
Magna Growth & Income Fund..................................  $31,651,024    $2,756,233
Magna Intermediate Government Bond Fund.....................  $14,012,078    $6,981,415

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at February 28, 1999 were as follows:

                                                   GROSS            GROSS         NET UNREALIZED
                                 IDENTIFIED      UNREALIZED       UNREALIZED       APPRECIATION
                                    COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                 -----------    ------------    --------------    --------------
Growth & Income Fund...........  $81,273,257    $50,204,571      $(1,862,758)      $48,341,813
Intermediate Government Bond
  Fund.........................  $76,990,140    $ 1,562,670      $  (595,209)      $   967,461

                                  MAGNA FUNDS
                           MAGNA GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          FOR THE SIX                                           SEPTEMBER 1,
                                             MONTHS                                                1994*
                                             ENDED       YEAR ENDED   YEAR ENDED   YEAR ENDED     THROUGH
                                          FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                              1999          1998         1997         1996          1995
                                          ------------   ----------   ----------   ----------   ------------
                                          (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD................................    $  23.46      $ 22.18      $ 16.42      $ 14.05       $ 12.50
                                            --------      -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................        0.14         0.23         0.26         0.24          0.25
Net realized and unrealized gains from
  investment transactions...............        5.83         1.72         6.12         2.39          1.52
                                            --------      -------      -------      -------       -------
Total income from investment
  operations............................        5.97         1.95         6.38         2.63          1.77
                                            --------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
Net investment income...................       (0.13)       (0.25)       (0.25)       (0.23)        (0.22)
Net realized gain from investment
  transactions..........................       (0.65)       (0.42)       (0.37)       (0.03)           --
                                            --------      -------      -------      -------       -------
Total dividends and distributions.......       (0.78)       (0.67)       (0.62)       (0.26)        (0.22)
                                            --------      -------      -------      -------       -------
NET ASSET VALUE -- END OF PERIOD........    $  28.65      $ 23.46      $ 22.18      $ 16.42       $ 14.05
                                            ========      =======      =======      =======       =======
Total return (1)........................       25.56%        8.84%       39.59%       18.77%        14.33%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000's)......    $130,303      $74,131      $70,276      $39,995       $30,284
Ratio of net expenses to average net
  assets................................        0.89%(2)     0.99%        1.06%        1.27%         1.25%
Ratio of net investment income to
  average net assets....................        1.06%(2)     0.96%        1.36%        1.56%         1.98%
Ratio of expenses to average net assets
  without fee waivers**.................        1.39%(2)     1.49%        1.56%        1.77%         1.88%
Portfolio turnover rate (3).............           3%          26%          17%          31%           41%

--------------------------------------------------------------------------------

 * Commencement of operations.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses total returns would have been lower. Total return for periods of less than one year are not annualized.

(2) Annualized.

(3) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

                       See notes to financial statements.

                                  MAGNA FUNDS
                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          FOR THE SIX                                           SEPTEMBER 1,
                                             MONTHS                                                1994*
                                             ENDED       YEAR ENDED   YEAR ENDED   YEAR ENDED     THROUGH
                                          FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                              1999          1998         1997         1996          1995
                                          ------------   ----------   ----------   ----------   ------------
                                          (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD................................    $ 13.00       $ 12.61      $ 12.43      $ 12.75       $ 12.50
                                            -------       -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................       0.36          0.76         0.79         0.76          0.74
Net realized and unrealized gains from
  investment transactions...............      (0.29)         0.39         0.19        (0.32)         0.25
                                            -------       -------      -------      -------       -------
Total income from investment
  operations............................       0.07          1.15         0.98         0.44          0.99
                                            -------       -------      -------      -------       -------
LESS DISTRIBUTIONS:
Net investment income...................      (0.36)        (0.76)       (0.79)       (0.76)        (0.74)
In excess of net investment income......         --            --        (0.01)          --            --
                                            -------       -------      -------      -------       -------
Total dividends and distributions.......      (0.36)        (0.76)       (0.80)       (0.76)        (0.74)
                                            -------       -------      -------      -------       -------
NET ASSET VALUE -- END OF PERIOD........    $ 12.71       $ 13.00      $ 12.61      $ 12.43       $ 12.75
                                            =======       =======      =======      =======       =======
Total return (1)........................       0.48%         9.33%        7.96%        3.48%         8.30%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000's)......    $77,683       $72,614      $64,459      $56,764       $52,085
Ratio of net expenses to average net
  assets................................       0.85%(2)      0.90%        0.96%        1.05%         1.10%
Ratio of net investment income to
  average net assets....................       5.54%(2)      5.92%        6.15%        5.97%         6.00%
Ratio of expenses to average net assets
  without fee waivers**.................       1.20%(2)      1.25%        1.31%        1.40%         1.43%
Portfolio turnover rate (3).............         10%           32%          19%          20%           34%

--------------------------------------------------------------------------------

 * Commencement of operations.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses total returns would have been lower. Total return for periods of less than one year are not annualized.

(2) Annualized.

(3) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

                       See notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

------------------------------------------------------
------------------------------------------------------

INVESTMENT ADVISOR
Union Planters Bank, N.A.
1401 South Brentwood Boulevard
St. Louis, Missouri 61344

ADMINISTRATOR & DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AND
DIVIDEND PAYING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
Fifth Third Bank
Fifth Third Center
Cincinnati, OH 45263

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

4-99

                               TABLE OF CONTENTS

                                              PAGE
                                              ----
Letter to Shareholders....................       1
Portfolio Manager Report..................       2
Schedule of Portfolio Investments.........       6
Statements of Assets and Liabilities......      17
Statements of Operations..................      18
Statements of Changes in Net Assets.......      19
Notes to Financial Statements.............      21
Financial Highlights......................      24

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                                  MAGNA FUNDS
                               A FAMILY OF FUNDS
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
                               3435 STELZER ROAD
                               COLUMBUS, OH 43219
                                 (800) 219-4182
------------------------------------------------------
------------------------------------------------------

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE MAGNA FUNDS. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. FOR A FREE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, CALL (800) 219-4182. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. MUTUAL FUNDS ARE NOT FDIC INSURED OR BANK GUARANTEED.

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